DEFERRED INCOME TAX (Changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	$ (403,278)
Deferred tax assets, beginning balance	163,538
Translation differences	(36)	$ 25,166
Deferred tax (charge) credit	39,894	38,785
Credits directly to other comprehensive income	12,100	19,537
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	0	(16,979)	$ 0
Deferred tax liability, ending balance	(346,485)	(403,278)
Deferred tax assets, ending balance	158,703	163,538
Deferred tax assets recognized on unused tax losses	31,084	42,766
Unused tax credits for which no deferred tax asset recognised	200,000	400,000
Unused tax losses for which no deferred tax asset recognised	1,000,000	1,400,000
PP&E
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(437,376)	(522,455)
Translation differences	46	27,077
Deferred tax (charge) credit	11,190	58,002
Deferred tax liability, ending balance	(426,140)	(437,376)	(522,455)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(63,460)	(41,316)
Translation differences	0	2,604
Deferred tax (charge) credit	33,273	(24,748)
Deferred tax liability, ending balance	(30,187)	(63,460)	(41,316)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(17,109)	(15,926)
Translation differences	0	316
Deferred tax (charge) credit	(3,601)	(1,499)
Deferred tax liability, ending balance	(20,710)	(17,109)	(15,926)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(1,189)	(1,088)
Translation differences	0	0
Deferred tax (charge) credit	(832)	(101)
Deferred tax liability, ending balance	(2,021)	(1,189)	(1,088)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(519,134)	(580,785)
Translation differences	46	29,997
Deferred tax (charge) credit	40,030	31,654
Deferred tax liability, ending balance	(479,058)	(519,134)	(580,785)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	45,654	72,947
Translation differences	0	(572)
Deferred tax (charge) credit	6,688	(26,721)
Credits directly to other comprehensive income	0	0
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		0
Deferred tax assets, ending balance	52,342	45,654	72,947
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	10,200	11,265
Translation differences	0	(539)
Deferred tax (charge) credit	(1,014)	(526)
Credits directly to other comprehensive income	0	0
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		0
Deferred tax assets, ending balance	9,186	10,200	11,265
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	42,766	33,382
Translation differences	0	0
Deferred tax (charge) credit	(11,682)	9,384
Credits directly to other comprehensive income	0	0
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		0
Deferred tax assets, ending balance	31,084	42,766	33,382
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	180,774	122,984
Translation differences	(82)	(3,720)
Deferred tax (charge) credit	5,873	24,994
Credits directly to other comprehensive income	12,100	19,537
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		16,979
Deferred tax assets, ending balance	198,665	180,774	122,984
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	279,394	240,578
Translation differences	(82)	(4,831)
Deferred tax (charge) credit	(136)	7,131
Credits directly to other comprehensive income	12,100	19,537
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		16,979
Deferred tax assets, ending balance	$ 291,276	$ 279,394	$ 240,578